Schedule II - Valuation and Qualifying Accounts (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Allowances for Doubtful Accounts [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 141		$ 152	$ 157
Provision/additions charged to income	18		20	12
Doubtful accounts written off (net)	(45)		(22)	(23)
Other adjustments	(69)	[1]	(9)	6
Ending balance	45		141	152
Allowances for Doubtful Accounts [Member] | Trade Receivables [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Other adjustments	(61)
Future Income Tax Benefits - Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	107		113	104
Provision/additions charged to income	41		15	17
Reductions credited to income tax expense	(16)		(14)	(11)
Other adjustments	(4)		(7)	3
Ending balance	$ 128		$ 107	$ 113

[1]	Includes $61 million of the prior year allowance for doubtful accounts which has been reflected as a direct reduction in Trade receivables.